Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 49,203	¥ 63,419	¥ 57,867
Life insurance premiums and related investment income	351,590	295,940	189,421
Finance revenues	214,104	200,584	200,889
Write-downs of securities and other	(1,246)	(6,608)	(4,515)
Income tax (expense) or benefit	(113,912)	(144,039)	(120,312)
Net Income	321,589	280,926	270,990
Other (income) and expense, net	(429)	4,396	3,729
Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income	3,041	1,694	(838)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends	27,158	16,404	25,673
Finance revenues	(735)	(648)	(182)
Write-downs of securities and other	(682)	(6,217)	(3,064)
Total before income tax	29,465	22,711	27,296
Income tax (expense) or benefit	(9,039)	(8,255)	(9,582)
Net Income	20,426	14,456	17,714
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	4,228	14,297	6,453
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(504)	(1,125)	(1,584)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	1,035	1,021	1,041
Amortization of net actuarial loss	(894)	(1,576)	(1,321)
Amortization of transition obligation	(49)	(49)	(52)
Total before income tax	92	(604)	(332)
Income tax (expense) or benefit	(23)	160	15
Net Income	69	(444)	(317)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(728)	(1,411)	(806)
Total before income tax	(728)	(1,411)	(806)
Income tax (expense) or benefit	1,296	809	0
Net Income	568	(602)	(806)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	4,022	2,253	(1,179)
Income tax (expense) or benefit	(981)	(559)	341
Net Income	3,041	1,694	(838)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense	132	7	(27)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) and expense, net	(20)	(136)	2,608
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense/Other (income) and expense, net	¥ 3,910	¥ 2,382	¥ (3,760)